PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks
Agricultural Products — 1.4%
Darling Ingredients, Inc.*	122,901	$7,177,418
Aluminum — 0.8%
Norsk Hydro ASA (Norway)	526,042	3,926,073
Building Products — 0.6%
Carrier Global Corp.	70,853	3,241,525
Coal & Consumable Fuels — 0.5%
NAC Kazatomprom JSC (Kazakhstan), GDR	87,078	2,572,606
Construction & Engineering — 0.7%
Quanta Services, Inc.	22,270	3,711,073
Construction Machinery & Heavy Trucks — 2.1%
Caterpillar, Inc.	14,993	3,430,998
Cummins, Inc.	15,334	3,662,986
Epiroc AB (Sweden)(Class B Stock)	215,980	3,682,559
		10,776,543
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	6,031	2,141,367
Vulcan Materials Co.	15,327	2,629,500
		4,770,867
Copper — 4.2%
ERO Copper Corp. (Brazil)*	210,944	3,731,906
First Quantum Minerals Ltd. (Zambia)	171,100	3,933,464
Freeport-McMoRan, Inc.	121,200	4,958,292
Southern Copper Corp. (Mexico)	117,432	8,954,190
		21,577,852
Diversified Metals & Mining — 7.8%
Anglo American PLC (South Africa)	88,235	2,934,830
BHP Group Ltd. (Australia)	287,907	9,101,871
Boliden AB (Sweden)	214,612	8,430,862
Grupo Mexico SAB de CV (Mexico)(Class B Stock)	856,473	4,051,374
IGO Ltd. (Australia)	533,834	4,577,699
Rio Tinto Ltd. (Australia)	53,635	4,309,561
South32 Ltd. (Australia)	2,362,833	6,924,826
		40,331,023
Electric Utilities — 4.2%
FirstEnergy Corp.	74,700	2,992,482
Iberdrola SA (Spain)	137,175	1,708,900
NextEra Energy, Inc.	75,755	5,839,195
PG&E Corp.*	236,300	3,820,971
Southern Co. (The)	107,514	7,480,824
		21,842,372
Electrical Components & Equipment — 2.4%
Hubbell, Inc.	22,009	5,355,010
Schneider Electric SE	25,205	4,212,358
Shoals Technologies Group, Inc. (Class A Stock)*	112,619	2,566,587
		12,133,955
	Shares	Value
Common Stocks (continued)
Fertilizers & Agricultural Chemicals — 4.1%
CF Industries Holdings, Inc.	67,765	$4,912,285
FMC Corp.	51,283	6,263,193
Nutrien Ltd. (Canada)	135,790	10,028,091
		21,203,569
Forest Products — 0.7%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)	188,586	2,483,779
West Fraser Timber Co. Ltd. (Canada)	19,164	1,366,933
		3,850,712
Gold — 3.6%
Franco-Nevada Corp. (Canada)	40,540	5,913,171
Newcrest Mining Ltd. (Australia)	153,518	2,740,357
Newmont Corp.	58,800	2,882,376
Northern Star Resources Ltd. (Australia)	566,020	4,641,453
Perseus Mining Ltd. (Australia)	1,588,094	2,520,821
		18,698,178
Industrial Gases — 3.9%
Air Products & Chemicals, Inc.	19,443	5,584,223
Linde PLC	40,331	14,335,251
		19,919,474
Industrial Machinery — 1.4%
Sandvik AB (Sweden)	214,963	4,562,761
Weir Group PLC (The) (United Kingdom)	116,738	2,678,140
		7,240,901
Integrated Oil & Gas — 20.1%
BP PLC (United Kingdom), ADR	274,200	10,403,148
Chevron Corp.	88,521	14,443,086
Equinor ASA (Norway)	452,272	12,857,379
Exxon Mobil Corp.	138,800	15,220,808
Galp Energia SGPS SA (Portugal)	551,393	6,239,165
OMV AG (Austria)	58,665	2,694,082
Shell PLC (Netherlands)	381,007	10,858,167
Suncor Energy, Inc. (Canada)	343,300	10,658,430
TotalEnergies SE (France)	349,058	20,581,760
		103,956,025
Metal & Glass Containers — 1.5%
Ball Corp.	84,781	4,672,281
Verallia SA (France), 144A	72,059	3,068,747
		7,741,028
Multi-Utilities — 3.0%
Ameren Corp.	51,803	4,475,261
CMS Energy Corp.	52,111	3,198,573
Dominion Energy, Inc.	58,142	3,250,720
DTE Energy Co.	18,200	1,993,628
Sempra Energy	16,744	2,531,023
		15,449,205
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PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Equipment & Services — 5.5%
Baker Hughes Co.	113,269	$3,268,943
Cactus, Inc. (Class A Stock)	50,643	2,088,011
ChampionX Corp.	119,628	3,245,508
Halliburton Co.	73,268	2,318,199
Schlumberger NV	140,900	6,918,190
TechnipFMC PLC (United Kingdom)*	490,258	6,692,022
TGS ASA (Norway)	202,160	3,637,690
		28,168,563
Oil & Gas Exploration & Production — 15.2%
Canadian Natural Resources Ltd. (Canada)	145,257	8,038,306
Chesapeake Energy Corp.	86,700	6,592,668
ConocoPhillips	155,671	15,444,120
Coterra Energy, Inc.	95,599	2,346,000
EOG Resources, Inc.	103,718	11,889,194
Hess Corp.	99,063	13,109,998
Kosmos Energy Ltd. (Ghana)*	615,800	4,581,552
Magnolia Oil & Gas Corp. (Class A Stock)	173,806	3,802,875
Pioneer Natural Resources Co.	29,043	5,931,742
Southwestern Energy Co.*	457,900	2,289,500
Tourmaline Oil Corp. (Canada)	44,877	1,870,124
Whitecap Resources, Inc. (Canada)	361,700	2,796,719
		78,692,798
Oil & Gas Refining & Marketing — 2.8%
Marathon Petroleum Corp.	53,000	7,145,990
Valero Energy Corp.	53,500	7,468,600
		14,614,590
Oil & Gas Storage & Transportation — 0.7%
TC Energy Corp. (Canada)	95,130	3,701,508
Packaged Foods & Meats — 1.0%
Bakkafrost P/F (Faroe Islands)	78,784	5,086,254
Paper Packaging — 1.8%
Avery Dennison Corp.	15,372	2,750,512
Packaging Corp. of America	35,854	4,977,611
Westrock Co.	50,961	1,552,781
		9,280,904
Paper Products — 0.8%
UPM-Kymmene OYJ (Finland)	117,267	3,938,763
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	20,704
Railroads — 1.0%
Norfolk Southern Corp.	9,917	2,102,404
Union Pacific Corp.	14,246	2,867,150
		4,969,554
	Shares	Value
Common Stocks (continued)
Semiconductor Equipment — 0.6%
SolarEdge Technologies, Inc.*	10,200	$3,100,290
Specialized REITs — 1.2%
PotlatchDeltic Corp.	68,300	3,380,850
Rayonier, Inc.	91,666	3,048,811
		6,429,661
Specialty Chemicals — 3.9%
Akzo Nobel NV (Netherlands)	50,150	3,922,465
Covestro AG (Germany), 144A	71,752	2,971,490
RPM International, Inc.	55,771	4,865,462
Sherwin-Williams Co. (The)	28,214	6,341,661
Shin-Etsu Chemical Co. Ltd. (Japan)	66,500	2,158,659
		20,259,737
Steel — 0.7%
Reliance Steel & Aluminum Co.	14,558	3,737,621

Total Long-Term Investments (cost $447,132,216)		512,121,346
Short-Term Investment — 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,615,730)(wb)	3,615,730	3,615,730

TOTAL INVESTMENTS—99.8% (cost $450,747,946)		515,737,076

Other assets in excess of liabilities — 0.2%		1,277,940

Net Assets — 100.0%		$517,015,016

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,704 and 0.0% of net assets.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $20,704 is 0.0% of net assets.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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